Consolidated Balance Sheets 2020 and 2021 - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 526,625
Total current assets	806,682
Long-term assets
Total assets	65,807,166
Current liabilities
Total Liabilities	124,434
Stockholders' equity
Common stock, $0.00001 par value; 300,000,000 shares authorized; 1,625,000 issued and outstanding as of September 30, 2022 and December 31, 2021 (excluding 6,500,000 shares subject to possible redemption)	16
Additional paid-in capital	827,553
Accumulated deficit	(144,837)
Total Stockholders' Equity (Deficit)	682,732
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	65,807,166
Cardio Diagnostics [Member]
Current assets
Cash	512,767	$ 237,087
Deposit for acquisition	250,000
Accounts receivable	901
Prepaid expenses and other current assets	39,839	8,830
Total current assets	803,507	245,917
Long-term assets
Intangible assets, net	53,333	69,333
Patent costs	245,154	131,125
Total assets	1,101,994	446,375
Current liabilities
Accounts payable and accrued expenses	33,885	39,539
Stock to be issued	0	346,471
Total Liabilities	33,885	386,010
Stockholders' equity
Common stock, $0.00001 par value; 300,000,000 shares authorized; 1,625,000 issued and outstanding as of September 30, 2022 and December 31, 2021 (excluding 6,500,000 shares subject to possible redemption)	1,232	1,050
Additional paid-in capital	2,397,438	769,428
Accumulated deficit	(1,330,561)	(710,113)
Total Stockholders' Equity (Deficit)	1,068,109	60,365
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	$ 1,101,994	$ 446,375